Note 1 - Summary of Significant Accounting Policies - Summary of Inventory by Product Group (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Inventories	$ 38,039,332	$ 34,918,550
Prime Coil Inventory [Member]
Raw materials	6,895,756	8,481,605
Non-standard Coil Inventory [Member]
Raw materials	2,971,324	1,119,170
Tubular Inventory [Member]
Raw materials	6,734,076	1,480,730
Finished goods	$ 21,438,176	$ 23,837,045